Shareholders' Equity - Additional Information (Detail) $ / shares in Units, $ in Thousands			4 Months Ended	12 Months Ended
	Apr. 09, 2019 $ / shares	Apr. 16, 2018 $ / shares	Nov. 11, 2019 $ / shares	Dec. 31, 2019 MXN ($) shares	Dec. 31, 2018 MXN ($) shares
Disclosure of classes of share capital [line items]
Capital requirements | $				$ 270,049
Number of shares issued				71,063,212,170
Number of shares outstanding				66,004,214,830	66,034,792,526
Number of treasury shares held				5,058,997,340	5,028,419,644
Merger transaction description				any transaction representing 20% or more of the Company’s consolidated assets
Legal reserve | $				$ 358,440	$ 358,440
Amount of Mexican withholding tax				10.00%
Bottom of range [member] | Legal reserve [member]
Disclosure of classes of share capital [line items]
Increase in legal reserve				5.00%
Top of range [member] | Legal reserve [member]
Disclosure of classes of share capital [line items]
Increase in legal reserve				20.00%
Capital Stock Class AA Voting Rights [member]
Disclosure of classes of share capital [line items]
Number of shares issued				20,601,632,660
Capital Stock Class A Voting Rights [member]
Disclosure of classes of share capital [line items]
Number of shares issued				530,585,278
Capital Stock Class L Limited Voting Rights [member]
Disclosure of classes of share capital [line items]
Number of shares issued				49,930,994,232
Capital Stock Class Aa [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding				20,601,632,660	20,601,632,660
Dividends paid | $ / shares	$ 0.35	$ 0.32
Capital Stock Class Aa [member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Percentage of capital stock				20.00%
Capital Stock Class Aa [member] | Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of capital stock				51.00%
Capital Stock Class A [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding				530,563,378	546,112,938
Dividends paid | $ / shares	0.35	0.32
Capital Stock Class A [member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Percentage of capital stock				19.60%
Capital Stock Class A [member] | Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of capital stock				49.00%
Capital Stock Class L [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding				44,872,018,792	44,887,046,928
Dividends paid | $ / shares	0.35	0.32
Periodic payment of dividend | (per share)	$ 0.18	$ 0.16	$ 0.17
Periodic payable date of dividend	July 15 and November 11
Capital Stock Class L [member] | Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of capital stock				80.00%
Class L [member]
Disclosure of classes of share capital [line items]
Number of treasury shares held				(5,058,975,440)	(5,028,399,396)
Class A [member]
Disclosure of classes of share capital [line items]
Number of treasury shares held				21,900	20,248